SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 325,683	$ 348,064	$ 348,037
Total cost	542,362	543,152	452,158
Accumulated depreciation	(216,679)	(195,088)	(104,121)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	78,944	78,134	75,070
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	36,667	36,667	29,196
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	116,403	118,003	108,799
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 310,348	$ 310,348	$ 239,093